Stock based compensation (Details) - Schedule of RSUs - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Schedule of Rsus [Abstract]
Number of shares, Unvested units beginning		5,968
Weighted average grant date fair value per share, Unvested units beginning	[1]	$ 1,351.15
Number of share, Retroactive application of Conversion Ratio		636,309
Weighted average grant date fair value per share, Retroactive application of Conversion Ratio	[1]	$ (1,338.22)
Number of shares, Unvested units		642,277
Weighted average grant date fair value per share, Unvested units	[1]	$ 12.93
Number of shares, Granted		2,333,745	52,120
Weighted average grant date fair value per share, Granted	[1]	$ 10.57
Number of shares, Vested pending settlement		(74,284)
Weighted average grant date fair value per share, Vested pending settlement	[1]	$ 12.98
Number of shares, Vested settled		(152,940)	(44,706)
Weighted average grant date fair value per share, Vested settled		$ 12.97 [1]	$ 1,392.2 [2]
Number of shares, Cancelled		(42,473)
Weighted average grant date fair value per share, Cancelled	[1]	$ 12.74
Number of shares, Unvested units ending		2,706,325	5,968
Weighted average grant date fair value per share, Unvested units ending	[1]	$ 10.8	$ 1,351.15

[1]	Out of the total RSU’s granted, 2,133,949 RSU’s were granted on January 1, 2023 (1,380,326 was granted to a director) and the fair value of the RSUs is estimated based on the fair value of the Near Intelligence, Inc. common stock which reflects a pre-money enterprise value as at the grant date and 199,796 RSU’s were granted to directors on March 23, 2023 and the fair value of each RSUs is the market price of one common share of the Company on the date of grant.
[2]	The fair value of RSUs is estimated based on the fair value of the Company’s common stock which is referenced to Company’s recent merger transaction (Note 1) which reflects a pre-money enterprise value as at the grant date.